Subsequent Events (Details) - USD ($)						11 Months Ended	12 Months Ended
	Mar. 19, 2024	Mar. 18, 2024	Feb. 21, 2024	Jan. 19, 2024	Oct. 26, 2023	Dec. 31, 2022	Dec. 31, 2023
Subsequent Events [Line Items]
Unsecured promissory note					$ 100,000
Issuance of representative shares						$ 72,175
Public share (in Dollars per share)							$ 10.15
Unsecured promissory notes							$ 100,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Trust account			$ 100,000	$ 100,000
Issuance of representative shares	$ 60,000	$ 60,000
Public share (in Dollars per share)		$ 0.035
Common shares issued (in Shares)		2,378,699
Unsecured promissory notes	$ 60,000